Financial risk management activities - Narrative (Details) $ in Millions	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	$ 112	$ 122		$ 48
Mponeng
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	5		$ 23
Gramalote
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	$ 18		$ 18
Discount rates applied to consideration projections	0.106		0.106
ABC
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	$ 17		$ 14
Discount rates applied to consideration projections	0.120		0.128
Mansala
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	$ 23		$ 23
Discount rates applied to consideration projections	0.090		0.093
Mineraçao Serra Grande Mine (MSG)
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	$ 48		$ 44
Discount rates applied to consideration projections	0.08		0.08